Other disclosures - Forborne Loans (Details) - Credit risk - Forborne loan portfolio € in Millions	Jun. 30, 2021 EUR (€) contract	Dec. 31, 2020 EUR (€)
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 27,747	€ 20,997
Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (8,364)
Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	3,125,257
Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 15,033
With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	483,656
With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 21,078
Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	12,759
Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	4,229
Public sector | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (1)
Public sector | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	27
Public sector | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 20
Public sector | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	17
Public sector | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 6
Public sector | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	4
Public sector | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Other financial institutions (Financial business activity) | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (27)
Other financial institutions (Financial business activity) | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	797
Other financial institutions (Financial business activity) | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 37
Other financial institutions (Financial business activity) | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	599
Other financial institutions (Financial business activity) | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 211
Other financial institutions (Financial business activity) | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	100
Other financial institutions (Financial business activity) | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	87
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (4,668)
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	221,539
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 10,579
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	49,625
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 10,036
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	6,320
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1,217
Construction and property development | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (222)
Construction and property development | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	7,543
Construction and property development | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 133
Construction and property development | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	1,276
Construction and property development | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 621
Construction and property development | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	408
Construction and property development | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	35
Other warehouses | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (3,668)
Other warehouses | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	2,902,894
Other warehouses | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,397
Other warehouses | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	433,415
Other warehouses | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 10,825
Other warehouses | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	6,335
Other warehouses | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	2,925
Impaired | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (6,476)
Impaired | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	1,520,745
Impaired | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 5,581
Impaired | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	170,831
Impaired | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 10,253
Impaired | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	6,759
Impaired | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	747
Impaired | Public sector | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (1)
Impaired | Public sector | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	7
Impaired | Public sector | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1
Impaired | Public sector | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	11
Impaired | Public sector | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 2
Impaired | Public sector | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	2
Impaired | Public sector | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0
Impaired | Other financial institutions (Financial business activity) | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (24)
Impaired | Other financial institutions (Financial business activity) | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	325
Impaired | Other financial institutions (Financial business activity) | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 18
Impaired | Other financial institutions (Financial business activity) | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	393
Impaired | Other financial institutions (Financial business activity) | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 72
Impaired | Other financial institutions (Financial business activity) | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	57
Impaired | Other financial institutions (Financial business activity) | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	11
Impaired | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (4,188)
Impaired | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	100,297
Impaired | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 3,737
Impaired | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	34,456
Impaired | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 6,367
Impaired | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	3,997
Impaired | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	425
Impaired | Construction and property development | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (201)
Impaired | Construction and property development | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	3,901
Impaired | Construction and property development | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 45
Impaired | Construction and property development | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	811
Impaired | Construction and property development | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 411
Impaired | Construction and property development | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	218
Impaired | Construction and property development | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	31
Impaired | Other warehouses | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (2,263)
Impaired | Other warehouses | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	1,420,116
Impaired | Other warehouses | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1,825
Impaired | Other warehouses | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | contract	135,971
Impaired | Other warehouses | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 3,812
Impaired | Other warehouses | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	2,703
Impaired | Other warehouses | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 311